Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Registrant Name	FPA NEW INCOME INC
Central Index Key	0000099203
Amendment Flag	false
Document Creation Date	Jan. 28, 2016
Document Effective Date	Jan. 31, 2016
Prospectus Date	Jan. 31, 2016
FPA New Income, Inc. | FPA New Income, Inc.
Prospectus:
Trading Symbol	fpnix